UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2004

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
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                         Form 13F File Number: 28-10831
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
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Title:   Counsel
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Phone:   (973) 984-1233
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Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ              2/15/05
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   4
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Form 13F Information Table Value Total:   $ 1,516,616  (thousands)
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List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE
                               December 31, 2004



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    Column 1                    Column 2        Column 3     Column 4       Column 5       Column 6   Column 7        Column 8

                               Title of                     Value     Shares or   SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                Class           CUSIP      (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

NTL Inc.                        Com              62940M104   742,959   10,183,094*  SH       SOLE              10,183,094
Province Healthcare             Note 4.50%       743977AC4     2,113    2,100,000*  SH       SOLE               2,100,000
Telewest Global, Inc.           Com              87956T107   746,110   42,440,816*  SH       SOLE              42,440,816
Tenet Healthcare Corp.          Com              88033G100    25,434    2,316,393*  SH       SOLE               2,316,393


________________________
* This report includes holdings of certain separately managed accounts of W.R. Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.